Shareholder Fees {- Fidelity® New York AMT Tax-Free Money Market Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity New York AMT Tax-Free Money Market Fund Institutional PRO-09 | Fidelity® New York AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none